Shareholders' Equity (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of classes of share capital [abstract]
Schedule of classes of share capital
Share capital

	As of June 30,		As of June 30,
	2021	2020	2021	2020
	(number of shares)		(U.S. $ in thousands)
Details
Class A ordinary shares	137,037,518	127,685,599	$13,703	$12,768
Class B ordinary shares	114,609,645	119,761,681	11,461	11,976
	251,647,163	247,447,280	$25,164	$24,744
Movements in Class A ordinary share capital

	Number of Shares	Amount
		(U.S. $ in thousands)
Details
Balance as of June 30, 2019	117,273,566	$11,727
Conversion of Class B ordinary shares	4,960,878	496
Exercise of share options	761,945	76
Issuance for settlement of RSUs	4,048,319	405
Vesting of early exercised shares	640,891	64
Balance as of June 30, 2020	127,685,599	$12,768
Conversion of Class B ordinary shares	5,152,036	515
Exercise of share options	390,802	39
Issuance for settlement of RSUs	3,468,136	347
Vesting of early exercised shares	340,945	34
Balance as of June 30, 2021	137,037,518	$13,703
Class A shares as of June 30, 2021 and June 30, 2020 does not include 270,251 and 515,697 shares of restricted stock outstanding, respectively, that are subject to forfeiture or repurchase.
Movements in Class B ordinary share capital

	Number of Shares	Amount
		(U.S. $ in thousands)
Details
Balance as of June 30, 2019	124,722,559	$12,472
Conversion to Class A ordinary shares	(4,960,878)	(496)
Balance as of June 30, 2020	119,761,681	$11,976
Conversion to Class A ordinary shares	(5,152,036)	(515)
Balance as of June 30, 2021	114,609,645	$11,461

Schedule of capital reserves

	As of June 30,
	2021	2020
	(U.S. $ in thousands)
Capital redemption reserve	$98	$98
Merger reserve	$34,943	$34,943
Share-based payments reserve	$1,481,568	$1,095,877
Other capital reserves	$1,516,609	$1,130,918